SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

34. SUBSEQUENT EVENTS

In February 2025, the Company issued and sold a one-year convertible note in a principal amount of US$3,300,000 to Streeterville for an aggregate consideration of US$2,995,000. The note carries an original issue discount of $300,000.00. The convertible note bears interest at a rate of 6.0% per year, computed on the basis of a 360-day year. Streeterville has the right, at any time after six months have elapsed since the purchase date until the outstanding balance has been paid in full, at its election, to convert all or any portion of the outstanding balance into ADSs of our company at an initial conversion price per ADS calculated as 90% of the lower of (a) the average of the closing trade prices during the five trading days immediately preceding the date of the conversion, and (b) the closing trade price on the trading day immediately preceding the date of the conversion. Beginning on the date that is six months from the note purchase date, Streeterville has the right, exercisable at any time in its sole and absolute discretion, to redeem any portion of the convertible note up to US$500,000 per calendar month. Payment of the redemption amount could be in cash or our ADSs.

In February, 2025, the Company signed a Joint Venture agreement with Chengdu Qing Cheng Network Science and Technology Co., Ltd. (“Qing Cheng”), a leading mobile game operation and distribution company focusing on serving gamers in China’s sinking market. The Company will hold a 51% stake and Qing Cheng will hold a 49% stake in the Joint Venture. The Joint Venture will become the Company’s flagship subsidiary to operate and distribute mobile games in the China’s sinking market. The company engaged two consultants to perform certain business advisory services to facilitate the negotiation among the Company and Qing Cheng on the terms and conditions of the share purchase agreement (the “SPA”), the Framework Agreement and the Joint Venture Agreement. The company granted the two consultants total of 1,358,100 restricted Class A ordinary shares (representing 4,527 ADS) of The9 Limited with all restrictions to be removed upon successful signing of the SPA, the Framework Agreement and the Joint Venture Agreement.

In March 2025, the Company signed a share purchase agreement with Bripheno Pte. Ltd., pursuant to which we sold and issued to the Bripheno (i) 117,000,000 Class A ordinary shares (equivalent to 390,000 ADSs) for a total consideration price of USD 4,960,800, at the price of USD 12.72 per ADS, and (ii) warrants to purchase 90,000,000 Class A Shares (equivalent to 300,000 ADSs) at an exercise price of US$60 per ADS. The warrants have an exercise period of two years. As of the date of this annual report, this transaction has been closed.

In March 2025, the Company signed a share purchase agreement with Elune Capital Limited (the “Elune Capital”), a company registered under the laws of British Virgin Islands, pursuant to which we sold and issued to the Elune Capital (i) 47,169,600 Class A ordinary shares (equivalent to 157,232 ADSs) for a consideration price of USD two (2) million, at the price of USD 12.72 per ADS, and (ii) warrants to purchase 141,508,800 Class A ordinary shares (equivalent to 471,696 ADSs) at an exercise price of USD 12.72 per ADS. The warrants have an exercise period of two years, and are subject to the following vesting conditions: one-half of the warrants can be exercised after Elune Capital or its business partner signs a strategic cooperation agreement with The9, and the other half of the warrants can be exercised after The9’s GameFi platform is launched. Closing shall happen within sixty days after the signing. As the reporting date, this transaction has not been closed.

In March 2025, the Company signed a share purchase agreement with WEVISION PTE. LTD., a company registered under the laws of the Republic of Singapore, pursuant to which we sold and issued (i) 23,584,800 Class A ordinary shares (equivalent to 78,616 ADSs) for a consideration price of USD one (1) million, at the price of USD 12.72 per ADS, and (ii) warrants to purchase 70,754,400 Class A ordinary shares (equivalent to 235,848 ADSs) at an exercise price of USD 12.72 per ADS. The warrants have an exercise period of two years and are subject to the following vesting conditions: one-half of the warrants can be exercised after Elune Capital or its business partner signs a strategic cooperation agreement with The9, and the other half of the warrants can be exercised after The9’s GameFi platform is launched. Closing shall happen within sixty days after the signing. As the reporting date, this transaction has not been closed.

In March 2025, our board of directors and board committees authorized and approved the issuance of an aggregate number of 450,000,000 Class A ordinary shares (equivalent to 1,500,000 ADSs) pursuant to the Option Plan. 450,000,000 Class A ordinary shares were issued in the form of restricted shares to our directors, officers and employees. All such Class A ordinary shares are subject to a three-year vesting schedule and lock-up restrictions i.e. 1/36 portion of the respective shares shall vest on the last day of each calendar month following the date of the grant.

In 2024, the Company signed a master loan agreement with an unrelated institutional investment firm, Equities First Holdings LLC, or Equities First, pursuant to which Equities First extends loans to the Company in several tranches, each of which is secured by the Company’s Bitcoin as collateral for the maximum value of 300 Bitcoins. Each loan tranche has the same loan-to-value ratio of 65%. Each tranche of the loan (a) shall be payable back after one-year period, (b) has an annual interest rate of 3.25% on the respective principal amount, with such interest payable quarterly, and (c) is subject to 2% of the origination fee withheld from the principal amount of each tranche. Historically, the Company pledged 273 Bitcoins for six loan tranches to secure the repayment of the net loan proceeds of approximately 12 million USDT. In April, 2025, the Company repaid the loan under fist tranche, and the Company have received the 50 BTCs collateralized under the first tranche. As of the date of this report, 223 BTCs are collateralized under the loan Agreement.

In April 2025, the Company signed another master loan agreement with Equities First, with the substantially similar material commercial terms and conditions with the first loan agreement as of 2024 (the “Loan Agreement #2”). As of the date of this annual report, under the Loan Agreement #2, the Company pledged 50 Bitcoins for one loan tranche to secure the payment of the net loan proceeds of approximately 2.62 million USDT. As of the date of this annual report, the Company have pledged 323 Bitcoins in total.